SHARE CAPITAL:	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHARE CAPITAL:
NOTE 9 - SHARE CAPITAL:

a.	Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote.  The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

b.	Financing round

During the second quarter of 2014, the Company completed a private placement (the "2014 financing round") with a group of new investors and several of its existing shareholders, raising a total of $8,157, net of $123 issuance costs, in consideration of 1,036,431 Preferred A Shares par value 0.16 NIS and 1,061,469 warrants to purchase Preferred A Shares (see also d. below). The 2014 financing round closed in two phases, the first on May 13, 2014, and the second on June 3, 2014 (respectively – "closing date"), raising a gross amount of $6,580 and $1,700, respectively.

c.	Public offerings

In September 2014, the Company completed an IPO, pursuant to which the Company issued 7,668,200 ordinary shares (including underwriters ‘green shoe’), NIS 0.16 par value (“Ordinary Shares”) at $6.00 per share raising a total of approximately $41,100, net of underwriting discounts, commissions and other offering expenses. Upon the completion of the Company’s IPO, all outstanding series A preferred shares were automatically converted into Ordinary Shares.

On April 20, 2015, the Company completed a follow-on public offering. A total of 7,419,353 ordinary shares were sold at a price of $9.30 per share. Prior to closing, the underwriters fully exercised their option to purchase 967,741 additional ordinary shares. The net proceeds from the sale of shares, after deducting underwriting discounts, commissions and other offering expenses, were approximately $64,202.

On September 30, 2016, the Company completed an additional offering in which 5,700,000 ordinary shares were sold at a price of $9.50 per share. On October 28, 2016, the underwriters partially exercised their ‘green shoe’ option and purchased 411,959 additional ordinary shares. The net proceeds, including the underwriters' option, were approximately $54,132, after deducting underwriter’s discounts, commissions and other offering expenses.

d.	Preferred A shares and warrants conversion

In accordance with the Company’s Articles of association (the “Articles“) the initial conversion ratio of each Preferred A Share was set out to be 1:1. As the conversion rate of the Preferred A Shares was greater than 70% of the price per share of the shares issued at the closing of the IPO, the price protection provisions, as defined in the Articles, was triggered and caused the following: (a) the automatic reduction of the conversion price of the Preferred A Shares to a conversion price of 70% of the price paid for the newly issued shares; (b) the increase of the outstanding warrants granted to the 2014 financing round investors and lenders to a total of 2,716,956 warrants and the reduction of the warrants’ exercise price to 70% of the price paid for the newly issued shares which amounted to an exercise price of $5.04 per warrant.

Per the above, upon the completion of the IPO, the total amount of 2,046,781 Preferred A Shares were converted into 3,367,244 Ordinary Shares.

e.	Warrants

Pursuant to the IPO, the warrants to purchase Preferred A Shares were automatically converted into warrants to purchase Ordinary Shares. Each warrant can be exercised for one ordinary share at an exercise price of $5.04 per share or through a cashless exercise.  The warrants are exercisable until the fourth anniversary of the closing date of the 2014 financing round (May or June 2018).

During the year ended December 31, 2016, 257,137 warrants were exercised into 257,137 ordinary shares. During the year ended December 31, 2015, 652,019 warrants were exercised into 546,322 ordinary shares. As of December 31, 2016, and December 31, 2015, the total amount of warrants outstanding were 1,807,800 and 2,064,937, respectively.

f.	Share-based compensation

In June 2009, the Company’s Board of Directors approved a share option plan and reserved a pool of 1,635,694 ordinary shares for grant to Company employees, consultants, directors and other service providers.

In May 2015, the Company's board of directors approved a new option plan (the "Plan") replacing the previous plan approved in 2009. The Plan includes a pool of 2,690,694 ordinary shares for grant to Company employees, consultants, directors and other service providers.

As of December 31, 2016, 845,858 shares remain available for grant under the Plan. As for the increase of the pool, refer to note 13, Subsequent events.

The Plan is designed to enable the Company to grant options to purchase Ordinary Shares and RSUs under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3(i) of the Tax Ordinance.

The fair value of each option granted is estimated using the Black-Scholes option pricing method. The volatility is based on a combination of the Company’s historical volatility, historical volatilities of companies in comparable stages as well as companies in the industry, by statistical analysis of daily share pricing model. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms. The Company’s management uses the contractual term or its expectations, as applicable, of each option as its expected life. The expected term of the options granted is derived from the output of the option pricing model and represents the period of time that granted options are expected to remain outstanding.

In the years ended December 31, 2016, December 31, 2015 and December 31, 2014, the Company granted options to employees and non-employees as follows:

	Year ended December 31
	2016
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	715,310	$6.04- $8.54	4 years	10 years
RSU	25,000	-	4 years	10 years

Directors:
Options	24,000	$7.09	3 years	10 years

Consultants:
Options	4,800	$6.34	4 years	10 years

	Year ended December 31
	2015
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	852,501	$6.77- $10.88	4 years	10 years
RSU	216,050	-	4 years	10 years

Directors:
Options	27,000	$10.80-$11.87	3 years	10 years

Consultants:
Options	4,000	$10.88	4 years	10 years
RSU	83,800	-	4 years	10 years

	Year ended December 31
	2014
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	217,000	$1.92- $7.98	4 years	10 years

Directors:
Options	231,000	$5.88	3 years	10 years

Consultants:
Options	46,875	$1.92- $7.98	0-6 years	6 years

The fair value of options and RSUs granted to employees and directors during 2016, 2015 and 2014 was $2,816, $6,592 and $1,683 respectively. The fair value of options and RSUs granted to consultants during the years ended 2016, 2015 and 2014 was $42, $686 and $183 respectively.

The fair value of RSUs granted to employees is based on the share price on grant date.

The fair value of options granted to employees and directors on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Year ended December 31
	2016	2015	2014
Value of ordinary share	$5.9-$8.35	$6.96-$11.3	$4.8-$6.8
Dividend yield	0%	0%	0%
Expected volatility	60.3%-63.2%	60.1%-64.9%	59.0%-66.7%
Risk-free interest rate	1.25%-1.86%	1.38%-1.98%	1.87%-2.22%
Expected term	6 years	6 years	6-7 years

The total unrecognized compensation cost of employee options and RSUs at December 31, 2016 is $6,743 which is expected to be recognized over a weighted average period of 2 years.

The fair value of RSUs granted to consultants is based on the share price on December 31, 2016.

The fair value of options granted during 2016, 2015 and 2014 to consultants, was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	December 31
	2016	2015	2014
Value of ordinary share	$11.1	$8.11	$5.45-$7.01
Dividend yield	0%	0%	0%
Expected volatility	64.8%	69.4%	59.9%-62.0%
Risk-free interest rate	2.38%	2.27%	1.81%-2.0%
Expected term	9 years	10 years	6 years

The following table summarizes the number of options outstanding for the years ended December 31, 2016, December 31, 2015 and December 31, 2014, and related information:

	Employees and directors		Consultants and service providers
	Number of options	USD(1)	Number of options	USD(1)
Outstanding at January 1, 2014	462,500	$1.28	220,000	$1.28
Granted	448,000	5.32	46,875	5.96
Forfeited	(6,250)	1.92	-	-
Outstanding at December 31, 2014	904,250	3.28	266,875	2.10
Granted	879,501	7.72	4,000	10.88
Exercised	(29,525)	1.92	(150,000)	1.92
Re-Designated(2)	(27,000)	5.88	27,000	5.88
Outstanding at December 31, 2015	1,727,226	5.41	147,875	3.24
Granted	739,310	6.55	4,800	6.34
Forfeited	(20,000)	6.66	(15,625)	7.98
Exercised	(69,444)	1.64	-	-
Outstanding at December 31, 2016	2,377,092	$5.87	137,050	$2.81

(1)	Weighted average price per share

(2)	Pursuant to change in status of grantee from ‘director’ to ‘consultant’ during the reporting period.

The following table summarizes the number of RSUs outstanding for the years ended December 31, 2016 and December 31, 2015:

	Employees and directors	Consultants and service providers
	Number of RSUs
Outstanding at January 1, 2015	-	-
Awarded	216,050	83,800
Vested	(29,250)	(20,750)
Outstanding at December 31, 2015	186,800	63,050
Awarded	25,000	-
Vested	(69,117)	(21,000)
Outstanding at December 31, 2016	142,683	42,050

The following tables summarizes information concerning outstanding and exercisable options as of December 31, 2016:

December 31, 2016
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	Average
Exercise	outstanding	remaining	exercisable	Remaining
prices per	at end of	contractual	at end of	contractual
share (USD)	year	life	year	Life
0.048-1.312	283,125	2.90	283,125	2.90
1.92	291,031	5.19	258,219	4.93
5.46-5.88	279,250	7.98	182,950	7.98
6.04-6.77	753,110	8.95	72,000	8.02
7.093-8.544	757,126	8.82	171,563	8.46
10.8-11.87	150,500	8.60	47,594	8.60
	2,514,142		1,015,450

The aggregate intrinsic value of the total outstanding and exercisable options as of December 31, 2016, is $13,598 and $7,310 respectively.

The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2016	2015	2014
Cost of revenues	$3	$2	$15
Research and development expenses	1,135	588	80
Selling, general and administrative	1,774	1,187	102
	$2,912	$1,777	$197